Share based payments - RSU and PSU activity (Details)	9 Months Ended
Sep. 30, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Released (in shares)	(53,566)
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	146,285
Granted (in shares)	342,548
Ending balance (in shares)	488,833
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	759,696
Granted (in shares)	711,796
Released (in shares)	(317,980)
Forfeited (in shares)	(18,064)
Ending balance (in shares)	1,135,448